Intangible Assets and Goodwill - Future Amortization (Details) - Tradeweb Markets LLC - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Successor
Intangible assets that are subject to amortization
Amortization expense	$ 24,852,000
Estimated annual future amortization for existing intangibles assets
2019	99,408,000
2020	99,408,000
2021	99,408,000
2022	99,408,000
2023	$ 99,408,000
Predecessor
Intangible assets that are subject to amortization
Amortization expense		$ 19,576,000	$ 31,236,000	$ 41,125,000